Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Benefit Plans [Abstract]
Information About the Plan's Funded Status and Pension Cost
Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2016	2015
	(In thousands)
Change in benefit obligation
Beginning of year	$(3,968)	$(3,897)
Service cost	(312)	(341)
Interest cost	(198)	(191)
Actuarial gain	23	187
Benefits paid	529	274

End of year	(3,926)	(3,968)

Change in fair value of plan assets
Beginning of year	4,458	4,485
Actual return on plan assets	382	(51)
Employer contribution	314	298
Benefits paid	(529)	(274)

End of year	4,625	4,458

Funded status at end of year	$699	$490

Components of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2016	2015
	(In thousands)

Unamortized net loss	$1,052	$1,196
Unamortized prior service	(847)	(935)

	$205	$261

Information For the Pension Plan With Respect To Accumulated Benefit Obligation And Plan Assets
Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2016	2015
	(In thousands)

Projected benefit obligation	$3,926	$3,968
Accumulated benefit obligation	$3,756	$3,804
Fair value of plan assets	$4,625	$4,458

Pension Expense
	December 31,
	2016	2015
	(In thousands)

Components of net periodic benefit cost
Service cost	$312	$341
Interest cost	198	191
Expected return on plan assets	(341)	(377)
Amortization of prior service (credit) cost	(89)	(89)
Amortization of net loss	81	43

Net periodic benefit cost	$161	$109

Summary of Significant Assumptions
Significant assumptions include:

	Pension Benefits
	2016	2015

Weighted-average assumptions used to determine benefit obligation:
Discount rate	5.39%	5.26%
Rate of compensation increase	3.00%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	5.39%	4.98%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.00%	3.00%

Summary of Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2016:

Pension
Benefits
(In thousands)

2017	$503
2018	193
2019	180
2020	798
2021	489
2022-2026	1,351

Total	$3,514

Target Asset Allocation Percentages
The target asset allocation percentages for both 2016 and 2015 are as follows:

Large-Cap stocks	Not to exceed 68%
Small-Cap stocks	Not to exceed 23%
Mid-Cap stocks	Not to exceed 23%
International equity securities	Not to exceed 30%
Fixed income investments	Not to exceed 35%
Alternative investments	Not to exceed 19%

Investment of Fair Value of Plan Assets as a Percentage of the Total
At December 31, 2016 and 2015, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2016	2015

Equity securities	68.1%	75.3%
Debt securities	29.6	23.9
Cash and cash equivalents	2.3	0.8

	100.0%	100.0%

Fair Values of Company's Pension Plan By Asset Category
The fair values of Company’s pension plan assets at December 31st, by asset category are as follows:

December 31, 2016
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Asset Category	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)

Mutual money market	$106	$106	$––	$––
Mutual funds – equities
ETF mutual funds	2,561	2,561	––	––
Large and small Cap	584	584	––	––
Commodities	140	140	––	––
Mutual funds – fixed income
Fixed income	1,022	1,022	––	––
ETF fixed income	212	212	––	––

Total	$4,625	$4,625	$––	$––

December 31, 2015
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Asset Category	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)

Mutual money market	$37	$37	$––	$––
Mutual funds – equities
International	494	494	––	––
Large Cap	1,876	1,876	––	––
Small and Mid Cap	985	985	––	––
Mutual funds – fixed income
Core bond	845	845	––	––
High yield corporate	221	221	––	––

Total	$4,458	$4,458	$––	$––

Share Information for the ESOP
Share information for the ESOP is as follows at December 31, 2016 and 2015:

	2016	2015

Allocated shares at beginning of the year	$267,558	$199,242
Shares released for allocation during the year	23,635	23,635
Net shares acquired on reinvestment of cash or (distributed) due to retirement/diversification	42,597	44,681
Unearned shares	94,541	118,176

Total ESOP shares	428,331	385,734

Fair value of unearned shares at December 31st	$1,276,000	$1,133,000